COMBINED STATEMENTS OF CASH FLOWS 1 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bank loans and other borrowings [Member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	$ 165,244	$ 114,456
Financing cash flows	(14,190)	50,284
Investing cash flows	0	0
Operating cash flows	0	0
Other changes	127,378	504
Closing Balance	278,432	165,244
Due (from) to joint venture and related parties [Member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	941	(7,278)
Financing cash flows	0	0
Investing cash flows	(2,060)	7,648
Operating cash flows	220	638
Other changes	900	(67)
Closing Balance	1	941
Lease liabilities [member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	57,946	0
Financing cash flows	(27,948)	(29,905)
Investing cash flows	0	0
Operating cash flows	0	0
Other changes	21,246	19,185
Closing Balance	$ 51,244	57,946
Lease liabilities [member] | IFRS 16 adjustment [Member]
Supplemental Cash Flow Information [Abstract]
Opening Balance		$ 68,666